Shareholders' Equity (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) [Line Items]
Agreement, description				the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program was in effect until the Company’s US$775 million Shelf Registration Statement, that expired in December 2022, was replaced with a new US$750 million the same month. During the first quarter of 2023, a US$100 million prospectus supplement was filed and the program was renewed. In the first quarter of 2023, the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program can be in effect until the Company’s US$750 million Shelf Registration Statement expires in 2025. During the six months ended June 30, 2023, the Company issued 1,281,667 shares, at an average selling price of $18.27 per share, for net proceeds of $22.9 million under the Company’s At-The-Market offering. Subsequent to the quarter end, the Company issued 238,489 shares, at an average selling price of $17.00 per share, for net proceeds of $4.0 million under the Company’s At-The-Market offering. In 2022, the Company issued 998,629 shares, at an average selling price of $22.82 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.
Premium amount	$ 1.5				$ 1.5
Vested options (in Shares)					5,000
RSU shares (in Shares)					20,000					37,500	20,600
Fair value grants					$ 0.3						$ 2.6
Amortized					1.5					$ 0.1	$ 0.4
Fair value grants amortized	0.2				$ 0.2
Common shares exchanged (in Shares)						119,800
Restricted share units granted (in Shares)											40,000
Restricted stock units vested (in Shares)					5,000					20,000
Basic and diluted net income	$ 9.0	$ 19.1			$ 1.8	$ 12.8
Average share price (in Dollars per share)	$ 18.22	$ 20.37			$ 17.48	$ 20.95
RSU [Member]
Shareholders' Equity (Details) [Line Items]
Options exercised (in Shares)										540,834
Exercised for proceeds										$ 3.9
RSUs vested (in Shares)										148,800
Weighted average share price (in Dollars per share)										$ 18.74
Common shares (in Shares)						128,800				5,000
RSU shares (in Shares)										232,266	75,200
Fair value grants					$ 0.9					$ 5.1	$ 2.6
Restricted share units granted (in Shares)								10,000		310,266	123,800
RSUs were granted (in Shares)										40,500
Amortized			$ 2.2		3.4					$ 5.1
Fair value grants amortized	$ 0.9				0.9
Restricted share units granted (in Shares)									40,000
Board Members [Member]
Shareholders' Equity (Details) [Line Items]
Restricted stock units vested (in Shares)						5,000
Board Members [Member] | RSU [Member]
Shareholders' Equity (Details) [Line Items]
RSU shares (in Shares)							10,000				28,000
Fair value grants					0.2			$ 0.2
Fair value grants amortized								$ 0.1
Equity Financing [Member]
Shareholders' Equity (Details) [Line Items]
Common shares issued (in Shares)										675,400
Price per share (in Dollars per share)										$ 22.24
Gross proceeds										$ 15.0
Premium amount										$ 4.2
Expenditures					$ 5.3